Derivative Financial Instruments - Additional Information (Detail) - Equity risk [member]	12 Months Ended
Oct. 31, 2023
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Correlation between the variables in regression	0.8
Slope of regression range	0.8
Confidence level of the slope	95.00%
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Slope of regression range	1.25